Consolidated Statements of Cash Flow - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Cash flows from operating activities:
Net (Loss)	$ (3,841,402)	$ (1,780,826)	$ (1,797,228)	$ (11,709,412)	$ (5,788,901)
Adjustments to reconcile Net (Loss) to Net Cash provided by operations:
Depreciation and amortization	1,068,431	88,692	72,258	599,863	148,860
Loss on vendor notes receivable foreclosure					1,279,921
Imputed interest					46,340
Debt discount amortization	24,144			151,856	356,250
Stock grants	201,512	111,402	106,563	703,030
Stock for services	200,000			22,350	454,625
Employee stock awards	333,250	319,375	482,624	1,172,974	160,000
Warrants for services and interest			125,000		113,188
Stock and warrants for promissory note conversion				358,800
Loss on purchase				2,118,154
Interest on convertible promissory note	18,226			151,856	74,896
Changes in Current Assets and Liabilities
Vendor advances receivable					186,486
Accounts receivable	(1,628,595)	388,386	(1,031,385)	(131,113)	(171,812)
Allowance for doubtful accounts	(103,644)	(3,000)	(3,000)	106,320	26,046
Due to (from) related parties	(14,993)	996	4,257	(5,361)	(18,461)
Inventories	(780,524)	(718,232)	(612,693)	(2,367,591)	(928,762)
Prepaid expenses	149,521	115,123	101,114	215,489	183,181
Deposits	(25,099)	(132,178)	(16,300)	(12,734)
Right of use asset	117,243
Accounts payable	2,515,743	(61,293)	2,572	1,440,879	418,898
Accrued liabilities	135,949	(102,864)	286,435	42,289	254,774
Operating lease liability	(117,243)
Net cash used in operating activities	(1,747,481)	(1,774,419)	(2,279,783)	(7,294,207)	(3,279,367)
Cash flows from investing activities
Purchase of equipment	(250,449)	(566,364)	(507,181)	(2,291,907)	(304,188)
Jagemann Acquisition				(7,000,000)
Purchase of patent			(100,000)	(250,000)	(100,000)
Net cash used in investing activities	(250,449)	(566,364)	(607,181)	(9,541,907)	(404,188)
Cash flow from financing activities
Convertible note payment					(300,000)
Note payable related party	375,000
Note payment - related party	(1,500,000)			(500,000)	(960,000)
Insurance premium note payment	(76,866)	(30,134)	(74,429)	(191,275)	(207,033)
Contingent consideration payment	(50,000)			(50,000)
Convertible promissory note			(1,575,000)	1,534,000
Sale of common stock	1,797,100	3,247,030	9,263,424	10,903,930	6,038,900
Purchase of common stock				(124,000)
Common stock issued for exercised warrants		2,354,125		4,767,625
Collection of stock subscription			5,000		167,500
Common stock activity - founders shares					(99,355)
Organizational and fundraising costs	(189,567)	(545,359)	(1,137,211)	(1,704,563)	(179,750)
Net cash provided by financing activities	355,667	5,025,662	6,481,784	14,635,717	4,460,262
Net increase/(decrease) in cash	(1,642,263)	2,684,879	3,594,820	(2,200,397)	776,707
Cash, beginning of period	2,181,246	4,381,643	786,823	4,381,643	10,116
Cash, end of period	538,983	7,066,522	4,381,643	2,181,246	786,823
Supplemental cash flow disclosures
Cash paid during the period for - Interest	2,038	1,497		240,523	9,105
Cash paid during the period for - Income taxes
Non-cash investing and financing activities:
Additional paid-in-capital		(11)		(11)
Common stock		11		11
Issuance of common stock				4,624,005
Contingent consideration payable				1,250,000
Patent acquisition				(5,874,005)
Issuance of common stock				7,381,846
Note payable - related party				10,400,000
Acquired Intangible Assets				(5,912,305)
Acquired Equipment				(11,869,541)
Convertible promissory note	(300,000)			(1,410,000)
Accrued Liabilities				(52,065)
Convertible promissory note conversion	300,000			1,462,065
Right of use assets - operating leases	(4,524,165)
Operating lease liability	4,524,165
Vendor note receivable foreclosure
Vendor notes receivable					1,305,079
Vendor advances receivable					(96,552)
Accounts receivable					(20,965)
Inventories					(644,447)
Equipment					(543,115)
Licensing agreement					(125,000)
Issuance of common stock					125,000
Insurance premium note payment			167,456	321,966	213,913
Prepaid expense			(167,456)	(321,966)	(213,913)
Common Stock					604
Additional paid-in-capital					(604)
Prepaid legal services					(224,000)
Issuance of common stock					224,000
Issuance of common stock					750,000
Patent acquisition					(750,000)
Stock subscription receivable					(5,000)
Additional paid-in-capital					5,000
Total non-cash investing and financing activities